ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 73,967		¥ 33,259	¥ 19,294	$ 10,625	$ 4,777	¥ 22,586
Short-term investments	1,473,452		197,991		211,648
Prepaid expenses and other current assets	261,482		48,841		37,559
Amounts due from related parties	0		710		0
Total current assets	1,808,901		280,801		259,832
Property and equipment, net	81,860		16,779		11,758
Intangible assets, net	100		237		14
Long-term investments	1,188,286		5,221		170,687
Operating lease right-of-use assets	264,909		0		38,052
Others	710		60		102
TOTAL ASSETS	3,394,532		338,203		487,594
Accrued expenses and other current liabilities	228,753		57,244		32,858
Deferred revenue, current portion	1,331,962		263,330		191,324
Operating lease liabilities- current portion	59,982		0		8,616
Amounts due to related parties	460		35,338		66
Total current liabilities	1,637,250		355,912		235,176
Deferred revenue, non-current portion	5,674		8,711		815
Operating lease liabilities-non-current portion	194,228		0		27,899
TOTAL LIABILITIES	1,837,177		364,682		$ 263,894
Net revenues	2,114,855	$ 303,780	397,306	97,580
Net (loss) income	226,630	32,555	19,650	(86,955)
Net cash (used in) generated from operating activities	1,285,054	184,588	241,869	(49,643)
Net cash used in investing activities	(2,504,566)	(359,759)	(198,720)	(10,140)
Net cash generated from (used in) financing activities	1,246,065	$ 178,986	(29,193)	56,531
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	9,763		31,603
Short-term investments	1,191,664		197,991
Prepaid expenses and other current assets	204,270		48,759
Amounts due from related parties	0		710
Total current assets	1,405,697		279,063
Property and equipment, net	76,955		14,084
Intangible assets, net	100		237
Long-term investments	143,800		5,221
Deferred tax assets	30,716		31,266
Operating lease right-of-use assets	264,909		0
Others	19,692		3,979
Total non-current assets	536,172		54,787
TOTAL ASSETS	1,941,869		333,850
Accrued expenses and other current liabilities	188,975		51,445
Deferred revenue, current portion	1,331,962		263,330
Operating lease liabilities- current portion	59,982		0
Income tax payable	16,093		0
Amounts due to related parties	460		960
Total current liabilities	1,597,472		315,735
Deferred revenue, non-current portion	5,674		8,711
Deferred tax liabilities	25		59
Operating lease liabilities-non-current portion	194,228		0
Total non-current liabilities	199,927		8,770
TOTAL LIABILITIES	1,797,399		324,505
Net revenues	2,114,855		397,306	97,580
Net (loss) income	211,799		66,934	(44,839)
Net cash (used in) generated from operating activities	1,238,366		239,307	(18,101)
Net cash used in investing activities	(1,172,967)		(195,193)	(8,390)
Net cash generated from (used in) financing activities	¥ (87,239)		¥ (31,040)	¥ 24,000